[logo] M F S(R)                                                SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                          JUNE 30, 2002

[graphic omitted]

                A SERIES OF MFS(R) VARIABLE INSURANCE TRUST(SM)
                MFS(R) GLOBAL EQUITY
                SERIES


-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
           NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) GLOBAL EQUITY SERIES
A Series of MFS(R) Variable Insurance Trust(SM)

The following tables present certain information regarding the Trustees and officers of MFS Variable Insurance Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout.

             NAME, POSITION WITH THE TRUST, AGE, PRINCIPAL OCCUPATION AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              LAWRENCE T. PERERA (born 06/23/35) Trustee
Chairman and President                                   Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
and Chief Executive Officer                              WILLIAM J. POORVU (born 04/10/35) Trustee
                                                         Harvard University Graduate School of Business
JOHN W. BALLEN* (born 09/12/59) Trustee                  Administration, Adjunct Professor; CBL &
Massachusetts Financial Services Company,                Associates Properties, Inc. (real estate
President and Director                                   investment trust), Director; The Baupost Fund (a
                                                         mutual fund), Vice Chairman and Trustee
KEVIN J. PARKE* (born 12/14/59) Trustee
Massachusetts Financial Services Company, Chief          J. DALE SHERRATT (born 09/23/38) Trustee
Investment Officer, Executive Vice President and         Insight Resources, Inc. (acquisition planning
Director                                                 specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           General Partner (since 1993); Paragon Trade
Brigham and Women's Hospital, Chief of Cardiac           Brands, Inc. (disposable consumer products),
Surgery; Harvard Medical School, Professor of            Director; Cambridge Nutraceuticals (professional
Surgery                                                  nutritional products), Chief Executive Officer
                                                         (until May 2001)
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)
Trustee                                                  ELAINE R. SMITH (born 04/25/46) Trustee
Edmund Gibbons Limited (diversified holding              Independent health care industry consultant
company), Chief Executive Officer; Colonial
Insurance Company Ltd., Director and Chairman;           WARD SMITH (born 09/13/30) Trustee
Bank of Butterfield, Chairman (until 1997)               Private investor; Sundstrand Corporation
                                                         (manufacturer of highly engineered products for
WILLIAM R. GUTOW (born 09/27/41) Trustee                 industrial and aerospace applications), Director
Private investor and real estate consultant;             (until June 1999)
Capitol Entertainment Management Company (video
franchise), Vice Chairman

J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               ROBERT R. FLAHERTY (born 09/18/63) Assistant
Chairman and President                                   Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
and Chief Executive Officer                              President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant
Secretary and Assistant Clerk                            ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Vice
Vice President and Associate General Counsel             President (since September 1996)

STEPHEN E. CAVAN (born 11/06/53) Secretary and           JAMES O. YOST (born 06/12/60) Assistant Treasurer
Clerk                                                    Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Senior         Vice President
Vice President, General Counsel and Secretary

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames and Gutow have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Cohn, Gibbons, Ives, Perera, Poorvu, Sherratt and Smith, and Mses.
O'Neill and Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002.
Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the series. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGER                                        individuals, call toll free: 1-800-637-6576 any
David R. Mannheim*                                       business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIAN                                                with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
                                                         For share prices, account balances, exchanges or
INVESTOR INFORMATION                                     stock and bond outlooks, call toll free:
For information on MFS mutual funds, call your           1-800-MFS-TALK (1-800-637-8255) anytime from a
investment professional or, for an information           touch-tone telephone.
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a       WORLD WIDE WEB
message anytime).                                        www.mfs.com

* MFS Investment Management

LETTER FROM THE CHAIRMAN

Dear Shareholders,
Despite a fourth-quarter rally in 2001, the market volatility we witnessed over the past two years has continued into 2002. As I write this in mid-July, most U.S. equity indices have shown double-digit declines since December; bond performance has been decidedly mixed year to date; and many international equity indices, although negative, have outperformed the U.S. market this year.

By the numbers, however, the recession is supposed to be over. According to the U.S. Commerce Department, gross domestic product (GDP) grew at a 5% annualized rate in the first quarter of 2002. The consensus among economists seems to be a growth rate of 2% to 3% for the remainder of this year. We think the questions on many investors' minds are

  o How can the recession be over if the markets have been doing so poorly?

  o If the recession really is over, should I change my portfolio to prepare for a recovery?

A WEAK RECOVERY
We would agree that the recession is technically over. We are beginning to see moderate growth again in the U.S. economy and in economies around the globe. But the spending that has driven that recovery has been somewhat lopsided, in that most of it has come from the consumer. In the United States, at least, people have continued to buy new homes, cars, appliances, and other goods.

What has been missing so far in this recovery is a pickup in business spending. As a result, corporate profits still look weak, despite the recession being over. Firms in many industries are still dogged by excess capacity built up in the 1990s, and we think that may slow the growth of corporate profits for a while longer. Our analysts and fund managers talk frequently with corporate managements; a common theme they have seen this year is a wait-and-see attitude. Corporations are postponing spending decisions until their own business improves. In our view, this lack of business spending means the markets may struggle for a bit longer before a recovery gathers steam.

A second drag on the markets has been concerns about the quality of reported earnings for U.S. corporations. It appears that several companies overstated their earnings using questionable accounting practices. As these problems have been discovered, stated earnings for those companies have declined and investors' confidence in the total market has deteriorated. Our experience, however, has been that the majority of companies are operated by honest managers. We think the renewed focus on accountability and integrity coming out of this crisis will lead to a healthier market going forward.

SHOULD I CHANGE MY PORTFOLIO?
Should you be adjusting your portfolio to anticipate an eventual recovery? This is a question best discussed with your investment professional. However, we would contend that changing one's portfolio in response to short-term events, known as market timing, is a strategy that few investors have been able to execute successfully over the long term. Our experience has been that a long-term financial plan, developed with the help of an investment professional, may offer a better chance of riding out economic cycles and working toward your long-term investment goals.

Recent events, we think, offer evidence to support that view. For example, two traditional elements of a long-term financial plan are setting reasonable expectations and diversifying among asset classes -- such as growth stocks, value stocks, and bonds.

In the late 1990s, it was tempting to raise our long-term expectations as we experienced several years of over-20% growth in equity markets. News stories often suggested this was the new norm, declaring that a "new economy" had vanquished the "old economy" -- and its historical average annual returns that had been closer to 10% for stocks.

Adjusting one's financial plan to agree with that view, however, could have proven disastrous over the past few years. Yes, the Standard & Poor's 500 Stock Index (the S&P 500), a commonly used measure of the broad stock market, returned an average of 28.6% per year for the years 1995 through 1999. But the same index returned -10.5% annually for the years 2000 through 2001.(1) A look at history might have prepared an investor for more realistic long-term returns. For example, for the 50-year period ended June 30, 2002, which includes the up and down periods just mentioned, the average annual return for the S&P 500 was 11.5%.(2)

In addition to unrealistic expectations, another investment trap of the 1990s was believing that growth stocks would always reign supreme. A financial plan that included a range of asset classes, however -- recognizing that individual asset classes frequently go in and out of favor -- could have helped an investor over the past two difficult years, when both bonds and value stocks significantly outperformed growth stocks.(3)

We should, however, note that if your personal situation or financial goals change, your financial plan may need to change as well. For that reason, we suggest that you and your investment professional revisit your long-term plan regularly to assess your progress and make course corrections as necessary.

DEJA VU
The points we've just made, of course, are familiar to most investors. As baseball great Yogi Berra said, "This is like deja vu all over again." What's new, however, is the historical context that validates the old familiar strategies.

This spring marked the second anniversary of the start of a severe market downturn that generally is recognized as the worst time for investors since the 1970s. But the downturn has also demonstrated, in our opinion, that short-term events are significantly less important for investors than tried-and-true strategies, including sticking to a long-term plan, setting realistic expectations, and diversifying among asset classes.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    July 15, 2002

------------
(1) Source: Lipper Inc.

(2) Source: Thomson Wealth Management.

(3) For the two-year period ended June 30, 2002, bonds, as represented by the Lehman Brothers Aggregate Bond Index, delivered an average annual return of 9.92%; value stocks, as represented by the Russell 1000 Value Index, delivered an average annual return of 0.23%; and growth stocks, as represented by the Russell 1000 Growth Index, delivered an average annual return of -31.50%. Source: Lipper Inc.

    The Lehman Brothers Aggregate Bond Index is unmanaged and is composed of all publicly issued obligations of the U.S. Treasury and government agencies, all corporate debt guaranteed by the U.S. government, all fixed-rate nonconvertible investment-grade domestic corporate debt, and all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA). The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

It is not possible to invest directly in an index.

MANAGEMENT REVIEW AND OUTLOOK

Dear Shareholders,
For the six months ended June 30, 2002, Initial Class shares of the series provided a total return of -3.60%, and Service Class shares -3.29%. These returns, which include the reinvestment of any dividends and capital gains distributions, compare to a return of -8.60% over the same period for the series' benchmark, the Morgan Stanley Capital International (MSCI) World Index. The MSCI World Index is an unmanaged market-capitalization-weighted total return index that measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand, and the Far East.

A CHALLENGING MARKET ENVIRONMENT
Most readers are familiar with how the U.S. equity market fared over the past six months: after a strong fourth-quarter rally in 2001, performance so far in 2002 has been poor. The general direction of most overseas equity markets has been similar to that of the United States: the first half of 2002 was characterized by weakness and volatility. The magnitude, however, has varied, in that foreign markets have generally outperformed the U.S. market. A large part of the reason has been currency. The U.S. dollar has been weak, so, in dollar terms, foreign markets have looked stronger. In addition, non-U.S. markets have tended to have less exposure to technology, one of the worst performing sectors.

In Japan, the economy remained in the doldrums. Japanese companies that did well over the period were generally those in industries such as autos and electronics -- represented in the portfolio by holdings such as Honda and Canon -- with a majority of their sales outside Japan. In Europe, corporate earnings fell and the economy was weak, but not to the degree we saw in the United States. In general, regions around the globe faced similar issues over the period: how to reinvigorate their weak economies.

PERFORMANCE REVIEW
We think the main driver of our performance relative to our benchmark was simply good stockpicking based on fundamental research, particularly in the information technology and industrials areas. Even in weak markets such as Japan, we feel our analysts have added value by doing their own critical analysis and by finding good opportunities in a tough environment. However, we did have some underperforming holdings in sectors such as healthcare and consumer staples.

PORTFOLIO POSITIONING
A majority of the portfolio's top holdings at the end of 2001 were still top holdings at the end of the period, and four of the five largest sectors -- financial services, basic materials, health care, and consumer staples -- were the same. We kept the portfolio relatively consistent over a period in which global markets were quite volatile because we are investing for the long term. We've tried to look beyond the current economic situation and pick companies that we think are going to be winners two, three, or more years out. In general, our views on our larger holdings have been strong enough to stay consistent across market cycles -- unless, of course, a company's fundamental situation has changed.

NEW AREAS OF LONG-TERM OPPORTUNITY
In this year's weak market, we began to find valuation opportunities in some sectors to which the portfolio has been less exposed, such as commercial and investment banks and more economically sensitive areas, such as automobiles. If prices of those stocks keep coming down and if we become more confident in their fundamentals (factors such as earnings and cash flow), they could potentially become bigger positions in the portfolio.

For example, our positions in SunTrust Banks and FleetBoston Financial Corporation represented our first U.S. banking holdings in some time. Our view was that the market had undervalued these stocks, in the belief that bad loans would be as large a problem coming out of this recession as they were coming out of previous recessions. Our research indicated that the nature of the banking business had changed, however, and that banks were not as exposed to poorer quality debt as they had been in previous downturns. We therefore felt that some banks presented compelling valuation opportunities.

CONSISTENT STYLE AND STRATEGY
Looking at the big picture, we think investors may wonder how the market turmoil of the past several years has affected the fund's style and strategy. We would say that what we're looking for has not changed, but we've been finding it in different areas and our expectations are lower. What we have always tried to find are companies that we think will grow at above the market average over the long term, and that are selling at attractive discounts to similar companies and to the market.

What has changed is our definition of "above average" growth and where we've been finding it. Market growth in the late 1990s, in terms of average corporate earnings per share (EPS) growth, was roughly in the mid teens, so we tried to find companies that were growing at rates in the high teens or greater. In many cases, that led us to companies in what Europeans refer to as "TMT": technology, media, and telecommunications.

At the end of the period, however, our view is that long-term corporate earnings growth in the world's markets will be more on the order of 8% to 10% annually for the foreseeable future. Growth rates in the low teens would be above average. Our search for that above-average growth has led us to different companies and industries than it did four or five years ago. Our increased portfolio weightings in areas such as consumer staples and health care, although they might seem like defensive positioning in a tough market, actually represent companies that we think may grow at above-average rates over a period of several years. Conversely, we've found less opportunity in the high-growth areas of the 1990s, such as technology and telecom, so our concentrations in those areas have fallen.

    Respectfully,

/s/ David R. Mannheim

    David R. Mannheim
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO MANAGER'S PROFILE

David R. Mannheim is Senior Vice President and Director of Core Portfolio Management of MFS Investment Management(R) (MFS(R)). He is portfolio manager of the global and international equity portfolios of our mutual funds, variable annuities, institutional accounts, and offshore investment products.

David joined MFS in 1988 and was named Vice President and portfolio manager in 1992, Senior Vice President in 1997, Director of International Equity Portfolio Management in 1999, and Director of Core Portfolio Management in August 2001.

He is a graduate of Amherst College and the MIT Sloan School of Management.

All equity portfolio managers began their careers at MFS as research analysts. Our portfolio managers are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.

SERIES FACTS

Objective: Seeks capital appreciation.

Commencement of investment operations: May 3, 1999

Class inception: Initial Class  May 3, 1999
                 Service Class  May 1, 2000

Size: $6.3 million net assets as of June 30, 2002

PERFORMANCE SUMMARY

Because the series is designed for investors with long-term goals, we have provided the cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH JUNE 30, 2002

INITIAL CLASS

                             6 Months        1 Year        3 Years         Life*
--------------------------------------------------------------------------------
Cumulative Total Return        -3.60%        -6.25%         -5.25%        -0.13%
--------------------------------------------------------------------------------
Average Annual Total Return      --          -6.25%         -1.78%        -0.04%
--------------------------------------------------------------------------------

SERVICE CLASS
                             6 Months        1 Year        3 Years         Life*
--------------------------------------------------------------------------------
Cumulative Total Return        -3.29%        -5.74%         -4.87%        +0.26%
--------------------------------------------------------------------------------
Average Annual Total Return      --          -5.74%         -1.65%        +0.08%
--------------------------------------------------------------------------------
* For the period from the commencement of the series' investment operations, May 3, 1999, through June 30, 2002.



This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

NOTES TO PERFORMANCE SUMMARY

Initial Class and Service Class shares have no sales charge; however, Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown. Please refer to the variable product's annual report for performance that reflects the deduction of the fees and charges imposed by insurance company separate accounts.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. Please see the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

IVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE CURRENT PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

These risks may increase unit price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) - June 30, 2002

Stocks - 95.4%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES                VALUE
-------------------------------------------------------------------------------------------------------
Foreign Stocks - 60.1%
  Australia - 2.3%
    News Corp. Ltd. (Media)*                                              10,040             $   54,697
    QBE Insurance Group Ltd. (Insurance)*                                 24,843                 92,838
                                                                                             ----------
                                                                                             $  147,535
-------------------------------------------------------------------------------------------------------
  Bermuda - 1.5%
    Ace Ltd. (Insurance)                                                   2,970             $   93,852
-------------------------------------------------------------------------------------------------------
  Canada - 3.1%
    BCE, Inc. (Telecommunications)                                         3,524             $   61,256
    Canadian National Railway Co. (Railroads)                              1,185                 61,383
    Canadian Natural Resources Ltd. (Oil Services)                         1,400                 47,509
    Talisman Energy Inc. (Oils)                                              500                 22,477
                                                                                             ----------
                                                                                             $  192,625
-------------------------------------------------------------------------------------------------------
  Finland - 0.8%
    Nokia Oyj (Telecommunications)                                         3,550             $   51,853
-------------------------------------------------------------------------------------------------------
  France - 9.1%
    Aventis S.A. (Pharmaceuticals)                                         1,300             $   91,932
    Bouygues S.A. (Construction)                                           1,630                 45,449
    Carrefour S.A. (Supermarkets)                                          1,160                 62,652
    Clarins S.A. (Consumer Products)                                         640                 36,932
    L'Air Liquide S.A. (Gas)                                                 810                124,381
    Sanofi-Synthelabo S.A. (Medical & Health Products)                     1,330                 80,748
    Total Fina Elf S.A., "B" (Oils)                                          790                128,006
                                                                                             ----------
                                                                                             $  570,100
-------------------------------------------------------------------------------------------------------
  Germany - 2.6%
    Bayerische Motoren Werke AG (Automotive)                                 840             $   34,035
    Linde AG (Manufacturing)*                                              1,600                 79,747
    Munchener Ruckvers AG (Insurance)                                        205                 48,492
                                                                                             ----------
                                                                                             $  162,274
-------------------------------------------------------------------------------------------------------
  Ireland - 0.9%
    Irish Life & Permanent PLC (Financial Institutions)                    4,140             $   59,778
-------------------------------------------------------------------------------------------------------
  Italy - 0.3%
    Snam Rete Gas S.p.A. (Natural Gas)*                                    5,940             $   17,505
-------------------------------------------------------------------------------------------------------
  Japan - 5.1%
    Asahi Breweries, Ltd. (Food & Beverage Products)                       6,660             $   55,741
    Canon, Inc. (Business Machines)                                        2,000                 75,601
    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                       4,100                 49,061
    Honda Motor Co., Ltd. (Automotive)                                     1,500                 60,831
    Nissan Motor Co. (Automotive)                                          6,000                 41,555
    Ono Pharmaceutical Co., Ltd. (Pharmaceuticals)                         1,000                 35,714
                                                                                             ----------
                                                                                             $  318,503
-------------------------------------------------------------------------------------------------------
  Netherlands - 8.2%
    Akzo Nobel N.V. (Chemicals)                                            4,230             $  183,815
    Elsevier N.V. (Publishing)                                             8,830                120,099
    STMicroelectronics N.V. (Electronics)                                  2,150                 53,506
    Unilever N.V. (Consumer Goods & Services)                              2,100                137,225
    Vodafone Libertel N.V. (Cellular Phones)*                              3,080                 20,916
                                                                                             ----------
                                                                                             $  515,561
-------------------------------------------------------------------------------------------------------
  Singapore - 0.7%
    DBS Group Holdings Ltd. (Financial Services)                           6,000             $   42,132
-------------------------------------------------------------------------------------------------------
  South Korea - 1.1%
    Samsung Electronics (Electronics)                                        110             $   30,133
    SK Telecom Co., Ltd. (Telecommunications)                                170                 38,148
                                                                                             ----------
                                                                                             $   68,281
-------------------------------------------------------------------------------------------------------
  Spain - 2.1%
    Gas Natural SDG S.A. (Gas)                                             3,030             $   58,234
    Iberdrola S.A. (Utilities - Electric)                                  5,060                 73,560
                                                                                             ----------
                                                                                             $  131,794
-------------------------------------------------------------------------------------------------------
  Sweden - 1.1%
    Saab AB, "B" (Aerospace)                                               5,680             $   72,470
-------------------------------------------------------------------------------------------------------
  Switzerland - 7.0%
    Nestle S.A. (Food & Beverage Products)*                                  140             $   32,578
    Swiss Reinsurance (Insurance)                                            650                 63,422
    Syngenta AG (Chemicals)*                                               4,240                254,337
    Synthes-Stratec, Inc. (Medical & Health Products)*                        89                 54,312
    UBS AG (Financial Services)*                                             648                 32,526
                                                                                             ----------
                                                                                             $  437,175
-------------------------------------------------------------------------------------------------------
  United Kingdom - 14.2%
    BOC Group PLC (Chemicals)*                                             4,080             $   63,377
    British Sky Broadcasting Group PLC (Advertising & Broadcasting)        3,460                 33,176
    Capital Radio PLC (Advertising & Broadcasting)                         1,540                 14,790
    CGNU PLC (Insurance)*                                                  3,180                 25,571
    Diageo PLC (Food & Beverage Products)*                                17,976                233,470
    GlaxoSmithkline PLC (Medical Products & Pharmaceuticals)               4,490                 97,056
    NEXT PLC (Retail)                                                      5,600                 79,562
    Reckitt Benckiser PLC (Consumer Goods & Services)*                     7,820                140,308
    Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*                2,603                 73,805
    Standard Chartered PLC (Banks & Credit Cos.)                           2,296                 24,500
    Vodafone Group PLC (Telecommunications)*                              49,210                 67,514
    William Hill PLC (Gaming)*                                             8,730                 35,266
                                                                                             ----------
                                                                                             $  888,395
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                         $3,769,833
-------------------------------------------------------------------------------------------------------
U.S. Stocks - 35.3%
  Apparel & Textiles - 0.7%
    Nike, Inc., "B"                                                          800             $   42,920
-------------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 2.4%
    FleetBoston Financial Corp.                                            1,460             $   47,231
    SouthTrust Corp.                                                       1,270                 33,172
    SunTrust Banks, Inc.                                                   1,030                 69,752
                                                                                             ----------
                                                                                             $  150,155
-------------------------------------------------------------------------------------------------------
  Biotechnology - 0.8%
    Guidant Corp.*                                                         1,670             $   50,484
-------------------------------------------------------------------------------------------------------
  Business Machines - 1.9%
    Hewlett-Packard Co.                                                    4,640             $   70,899
    International Business Machines Corp.                                    640                 46,080
                                                                                             ----------
                                                                                             $  116,979
-------------------------------------------------------------------------------------------------------
  Chemicals - 3.7%
    Air Products & Chemicals, Inc.                                         1,640             $   82,771
    Praxair, Inc.                                                          2,660                151,540
                                                                                             ----------
                                                                                             $  234,311
-------------------------------------------------------------------------------------------------------
  Computer Software - 0.2%
    Oracle Corp.*                                                          1,610             $   15,247
-------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 0.7%
    Alberto Culver Co.                                                       700             $   33,460
    Estee Lauder Cos., "A"                                                   230                  8,096
                                                                                             ----------
                                                                                             $   41,556
-------------------------------------------------------------------------------------------------------
  Entertainment - 1.6%
    Viacom, Inc., "B"*                                                     2,320             $  102,938
-------------------------------------------------------------------------------------------------------
  Financial Institutions - 1.5%
    Goldman Sachs Group, Inc.                                                800             $   58,680
    Merrill Lynch & Co., Inc.                                                900                 36,450
                                                                                             ----------
                                                                                             $   95,130
-------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 0.7%
    Kellogg Co.                                                            1,300             $   46,618
-------------------------------------------------------------------------------------------------------
  Insurance - 6.9%
    Allstate Corp.                                                         2,540             $   93,929
    CIGNA Corp.                                                              910                 88,652
    MetLife, Inc.                                                          3,130                 90,144
    Safeco Corp.                                                           2,160                 66,723
    The St. Paul Cos., Inc.                                                1,790                 69,667
    UnumProvident Corp.                                                      940                 23,923
                                                                                             ----------
                                                                                             $  433,038
-------------------------------------------------------------------------------------------------------
  Machinery - 0.9%
    Deere & Co.                                                            1,110             $   53,169
-------------------------------------------------------------------------------------------------------
  Medical & Health Products - 3.1%
    Bristol-Myers Squibb Co.                                               1,700             $   43,690
    Eli Lilly & Co.                                                        1,010                 56,964
    Merck & Co., Inc.                                                        900                 45,576
    Pfizer, Inc.                                                           1,300                 45,500
                                                                                             ----------
                                                                                             $  191,730
-------------------------------------------------------------------------------------------------------
  Medical & Health Technology Services - 2.0%
    IMS Health, Inc.                                                       3,510             $   63,004
    Lincare Holdings, Inc.*                                                1,870                 60,401
                                                                                             ----------
                                                                                             $  123,405
-------------------------------------------------------------------------------------------------------
  Oil Services - 0.4%
    GlobalSantaFe Corp.                                                      910             $   24,889
-------------------------------------------------------------------------------------------------------
  Oils - 0.8%
    Conoco, Inc.                                                           1,860             $   51,708
-------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 1.1%
    Wyeth                                                                  1,290             $   66,048
-------------------------------------------------------------------------------------------------------
  Restaurants & Lodging - 1.0%
    Yum! Brands, Inc.*                                                     2,060             $   60,255
-------------------------------------------------------------------------------------------------------
  Retail - 1.3%
    BJ's Wholesale Club, Inc.*                                               510             $   19,635
    Home Depot, Inc.                                                       1,700                 62,441
                                                                                             ----------
                                                                                             $   82,076
-------------------------------------------------------------------------------------------------------
  Special Products & Services - 0.5%
    ARAMARK Corp.*                                                         1,350             $   33,750
-------------------------------------------------------------------------------------------------------
  Supermarkets - 1.0%
    Safeway, Inc.*                                                         2,250             $   65,678
-------------------------------------------------------------------------------------------------------
  Telecommunications - 0.9%
    BellSouth Corp.                                                        1,390             $   43,785
    Charter Communications, Inc.*                                          3,700                 15,096
                                                                                             ----------
                                                                                             $   58,881
-------------------------------------------------------------------------------------------------------
  Transportation - 1.2%
    Fedex Corp.                                                              850             $   45,390
    United Parcel Service, Inc.                                              510                 31,492
                                                                                             ----------
                                                                                             $   76,882
-------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                            $2,217,847
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $6,171,280)                                                   $5,987,680
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.4%
-------------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
                                                                   (000 OMITTED)
-------------------------------------------------------------------------------------------------------
    UBS Finance, Inc., due 7/01/02, at Amortized Cost                   $    149             $  149,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $6,320,280)                                              $6,136,680

Other Assets, Less Liabilities - 2.2%                                                           138,258
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $6,274,938
-------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
JUNE 30, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $6,320,280)                $6,136,680
  Investment of cash collateral for securities loaned, at
    identified cost and value                                           686,773
  Cash                                                                      888
  Foreign currency, at value (identified cost, $1,150)                    1,158
  Receivable for investments sold                                        75,040
  Receivable for series shares sold                                     212,410
  Interest and dividends receivable                                       8,888
                                                                     ----------
      Total assets                                                   $7,121,837
                                                                     ----------
Liabilities:
  Payable for investments purchased                                  $   94,805
  Payable for series shares reacquired                                   64,755
  Collateral for securities loaned, at value                            686,773
  Payable to affiliates -
    Management fee                                                          492
    Reimbursement fee                                                        74
                                                                     ----------
      Total liabilities                                              $  846,899
                                                                     ----------
Net assets                                                           $6,274,938
                                                                     ==========
Net assets consist of:
  Paid-in capital                                                    $7,144,571
  Unrealized depreciation on investments and translation of
    assets and liabilities in foreign currencies                       (183,477)
  Accumulated net realized loss on investments and foreign
    currency transactions                                              (707,549)
  Accumulated undistributed net investment income                        21,393
                                                                     ----------
      Total                                                          $6,274,938
                                                                     ==========
Shares of beneficial interest outstanding                              671,816
                                                                       =======
Initial Class shares:
  Net asset value per share
    (net assets of $6,274,775 / 671,799 shares of beneficial
    interest outstanding)                                               $9.34
                                                                        =====
Service Class shares:
  Net asset value per share
    (net assets of $162.8 / 17.316 shares of beneficial
    interest outstanding)                                               $9.40
                                                                        =====

See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2002
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                        $   57,027
    Interest                                                              3,955
    Foreign taxes withheld                                               (4,898)
                                                                     ----------
      Total investment income                                        $   56,084
                                                                     ----------
  Expenses -
    Management fee                                                   $   29,506
    Trustees' compensation                                                  696
    Shareholder servicing agent fee                                       1,033
    Distribution fee (Service Class)                                          0*
    Administrative fee                                                      517
    Custodian fee                                                         7,246
    Printing                                                              3,166
    Postage                                                                   7
    Auditing fees                                                        15,000
    Legal fees                                                              321
    Miscellaneous                                                           328
                                                                     ----------
      Total expenses                                                 $   57,820
    Fees paid indirectly                                                   (248)
    Reduction of expenses by investment adviser                         (23,640)
                                                                     ----------
      Net expenses                                                   $   33,932
                                                                     ----------
        Net investment income                                        $   22,152
                                                                     ----------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                          $ (166,028)
    Foreign currency transactions                                        (2,609)
                                                                     ----------
      Net realized loss on investments and foreign currency
        transactions                                                 $ (168,637)
                                                                     ----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                      $  (71,237)
    Translation of assets and liabilities in foreign currencies             116
                                                                     ----------
      Net unrealized loss on investments and foreign currency
        translation                                                  $  (71,121)
                                                                     ----------
        Net realized and unrealized loss on investments and
          foreign currency                                           $ (239,758)
                                                                     ----------
          Decrease in net assets from operations                     $ (217,606)
                                                                     ==========

* Amount was less than $1.

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                  YEAR ENDED
                                                                JUNE 30, 2002           DECEMBER 31, 2001
                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                            $   22,152                  $   22,859
  Net realized loss on investments and foreign currency
    transactions                                                     (168,637)                   (503,509)
  Net unrealized loss on investments and foreign
    currency translation                                              (71,121)                    (43,788)
                                                                   ----------                  ----------
    Decrease in net assets from operations                         $ (217,606)                 $ (524,438)
                                                                   ----------                  ----------
Distributions declared to shareholders -
  From net investment income (Initial Class)                       $     (739)                 $  (14,406)
  From net investment income (Service Class)                             --                            (0)*
  In excess of net realized gain on investments and foreign
    currency transactions (Initial Class)                                --                        (5,592)
  In excess of net realized gain on investments and foreign
    currency transactions (Service Class)                                --                            (0)*
                                                                   ----------                  ----------
      Total distributions declared to shareholders                 $     (739)                 $  (19,998)
                                                                   ----------                  ----------
Net increase in net assets from series share transactions          $  870,525                  $1,497,511
                                                                   ----------                  ----------
      Total increase in net assets                                 $  652,180                  $  953,075
Net assets:
  At beginning of period                                            5,622,758                   4,669,683
                                                                   ----------                  ----------
  At end of period (including accumulated undistributed net
    investment income of $21,393 and accumulated
    distributions in excess of net investment income of $20,
    respectively)                                                  $6,274,938                  $5,622,758
                                                                   ==========                  ==========

* Amount was less than $1.

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights
----------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                      SIX MONTHS ENDED          ----------------------------------              PERIOD ENDED
                                         JUNE 30, 2002                 2001                   2000        DECEMBER 31, 1999*
                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS SHARES
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period           $ 9.69               $10.80                 $12.04                    $10.00
                                                ------               ------                 ------                    ------
Income from investment operations# -
  Net investment income(S)                      $ 0.04               $ 0.04                 $ 0.09                    $ 0.03
  Net realized and unrealized gain (loss)
    on investments and foreign currency          (0.39)               (1.11)                 (0.93)                     2.34
                                                ------               ------                 ------                    ------
      Total from investment operations          $(0.35)              $(1.07)                $(0.84)                   $ 2.37
                                                ------               ------                 ------                    ------
Less distributions declared to shareholders -
  From net investment income                    $(0.00)+++           $(0.03)                $(0.05)                   $(0.02)
  From net realized gain on investments
    and foreign currency transactions             --                   --                    (0.22)                    (0.31)
  In excess of net realized gain on
    investments and foreign currency
    transactions                                  --                  (0.01)                 (0.13)                     --
                                                ------               ------                 ------                    ------
      Total distributions declared to
        shareholders                            $(0.00)+++           $(0.04)                $(0.40)                   $(0.33)
                                                ------               ------                 ------                    ------
Net asset value - end of period                 $ 9.34               $ 9.69                 $10.80                    $12.04
                                                ======               ======                 ======                    ======
Total return                                     (3.60)%++            (9.95)%                (7.09)%                   23.83%++
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                                      1.16%+               1.16%                  1.19%                     1.31%+
  Net investment income                           0.75%+               0.44%                  0.78%                     0.37%+
Portfolio turnover                                  32%                  71%                   101%                       68%
Net assets at end of period (000 Omitted)       $6,275               $5,623                 $4,669                    $1,651

  (S) Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series pays the investment adviser a fee not greater than 0.15% of average daily net assets. Prior to May 1, 2000, the reimbursement fee was not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

        Net investment loss                      $(0.00)+++             $(0.06)                $(0.09)                $(0.18)
        Ratios (to average net assets):
          Expenses##                               1.96%+                 2.22%                  2.78%                  4.39%+
          Net investment loss                     (0.05)%+               (0.62)%                (0.81)%                (2.71)%+

  * For the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 1999.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01. #Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

FINANCIAL STATEMENTS - continued

Financial Highlights - continued
----------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                    YEAR ENDED                  PERIOD ENDED
                                             JUNE 30, 2002             DECEMBER 31, 2001            DECEMBER 31, 2000*
                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
----------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $ 9.72                       $10.79                       $11.69
                                                    ------                       ------                       ------
Income from investment operations# -
  Net investment income(S)                          $ 0.05                       $ 0.06                       $ 0.05
  Net realized and unrealized loss on
    investments and foreign currency                 (0.37)                       (1.11)                       (0.75)
                                                    ------                       ------                       ------
      Total from investment operations              $(0.32)                      $(1.05)                      $(0.70)
                                                    ------                       ------                       ------
Less distributions declared to shareholders -
  From net investment income                        $(0.00)+++                   $(0.01)                      $(0.04)
  From net realized gain on investments
    and foreign currency transactions                 --                           --                          (0.10)
  In excess of net realized gain on
    investments and foreign currency
    transactions                                      --                          (0.01)                       (0.06)
                                                    ------                       ------                       ------
      Total distributions declared to
        shareholders                                $(0.00)+++                   $(0.02)                      $(0.20)
                                                    ------                       ------                       ------
Net asset value - end of period                     $ 9.40                       $ 9.72                       $10.79
                                                    ======                       ======                       ======
Total return                                         (3.29)%++                    (9.76)%                      (7.53)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                          1.39%+                       1.36%                        1.37%+
  Net investment income                               1.14%+                       0.59%                        0.75%+
Portfolio turnover                                      32%                          71%                         101%
Net assets at end of period                           $163                         $168                         $187

  (S) Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees. In consideration, the series pays the investment adviser a fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and ratios would have been:

        Net investment income (loss)                $ 0.02                       $(0.05)                      $(0.07)
        Ratios (to average net assets):
          Expenses##                                  2.19%+                       2.42%                        2.96%+
          Net investment income (loss)                0.34%+                      (0.47)%                      (0.84)%+
  * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Global Equity Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2002, there were 11 shareholders of the series.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2002, the value of securities loaned was $654,286. These loans were collateralized by cash of $686,773 which was invested in the following short-term obligations:

                                                                IDENTIFIED COST
                                                   SHARES             AND VALUE
-------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio      686,773              $686,773

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and capital losses.

The tax character of distributions declared for the years ended December 31, 2001 and December 31, 2000 was as follows:

                                        DECEMBER 31, 2001     DECEMBER 31, 2000
-------------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                               $19,998              $125,614
    Long-term capital gain                           --                   5,276
                                                  -------              --------
Total distributions declared                      $19,998              $130,890
                                                  =======              ========

As of December 31, 2001 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                Undistributed ordinary income       $     721
                Capital loss carryforward            (306,860)
                Unrealized loss                      (188,474)
                Other temporary differences          (156,675)

At December 31, 2001, the series, for federal income tax purposes, had a capital loss carryforward of $306,860, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009.

Multiple Classes of Shares of Beneficial Interest - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the series' average daily net assets. The series has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the series' operating expenses, exclusive of management, and distribution fees. The series in turn will pay MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to amounts paid by MFS in prior years. At June 30, 2002, aggregate unreimbursed expenses amounted to $151,150.

The series pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - The series has an administrative services agreement with MFS to provide the series with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the series pays MFS an administrative fee at the following annual percentages of the series' average daily net assets:

                First $2 billion                       0.0175%
                Next $2.5 billion                      0.0130%
                Next $2.5 billion                      0.0005%
                In excess of $7 billion                0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Prior to May 1, 2002, a portion of this distribution fee was not imposed. Fees incurred under the distribution plan during the six months ended June 30, 2002 were 0.23% of average daily net assets attributable to Service Class shares on an annualized basis.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,673,922 and $1,819,383, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                       $6,396,398
                                                                     ----------
Gross unrealized depreciation                                        $(646,614)
Gross unrealized appreciation                                          386,896
                                                                     ----------
    Net unrealized depreciation                                      $(259,718)
                                                                     =========

(5) Shares of Beneficial Interest
The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

Initial Class shares
                                  SIX MONTHS ENDED JUNE 30, 2002         YEAR ENDED DECEMBER 31, 2001
                                  ------------------------------         ----------------------------
                                         SHARES           AMOUNT             SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
Shares sold                             450,426       $4,272,068            451,921       $4,570,172
Shares issued to shareholders in
  reinvestment of distributions              76              739              2,038           19,997
Shares reacquired                      (359,149)      (3,402,282)          (305,807)      (3,092,658)
                                       --------       ----------           --------       ----------
    Net increase                         91,353       $  870,525            148,152       $1,497,511
                                       ========       ==========           ========       ==========

For the six months ended June 30, 2002 and the fiscal year ended December 31, 2001, the series had no Service Class share activity.

(6) Line of Credit
The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the series for the six months ended June 30, 2002, was $45. The series had no borrowings during the period.

(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                                 VGE-3 8/02 10M